Long-term debt - Floating Rate Notes (Details) - Senior Notes - 2018 Floating Rate Notes - USD ($) $ in Millions		1 Months Ended	3 Months Ended	6 Months Ended
	May 23, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2019
Long-term debt
Debt instrument, face amount		$ 20.0
Debt instrument, redemption price, percentage (as a percent)	102.00%	100.00%
Redemption price	$ 20.4
Accrued and unpaid interest	0.3
Redemption charge	1.3
Redemption premium	0.4		$ 0.4	$ 0.4
Write-off of amounts previously capitalized as debt issuance cost in an extinguishment of debt	0.9
Three-month Treasury Rate
Long-term debt
Interest rate spread (as a percent)		6.50%
Interest Expense
Long-term debt
Redemption premium	0.4
Other Underwriting Expense
Long-term debt
Write-off of amounts previously capitalized as debt issuance cost in an extinguishment of debt	$ 0.9